Average Annual Total Returns - Class ACRR6IS - DWS International Growth Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 18, 2001	23.66%	4.70%	5.83%	23.61%	4.66%	5.80%	14.31%	3.71%	4.76%	Jun. 18, 2001	30.24%	5.17%	5.68%	Nov. 03, 2003	30.89%	5.68%	6.17%	Aug. 26, 2008	31.62%	6.29%	6.78%	Jul. 23, 1986	31.61%	6.24%	6.75%	21.51%	5.51%	4.97%